Promissory Note (Details) - CAD ($) $ in Thousands			12 Months Ended
	Oct. 15, 2023	Oct. 19, 2022	May 31, 2024	May 31, 2023
Promissory Note [Line Items]
Mature date			Oct. 18, 2027
Paid interest expenses			$ 15	$ 10
Promissory Note [Member]
Promissory Note [Line Items]
Issued a promissory note		$ 300
Interest rate per annum			9.70%
Blended payments	$ 8